Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Contingencies and Commitments [Abstract]
Schedule of contractual obligations

The following table shows the Bank's contractual obligations to issue loans:

	As of December 31,
	2019	2018
	MCh$	MCh$
Letters of credit issued	140,572	223,420
Foreign letters of credit confirmed	70,192	57,038
Performance guarantee	1,929,894	1,954,205
Personal guarantees	451,950	133,623
Total contingent liabilities	2,592,608	2,368,286
Available on demand credit lines	8,732,422	8,997,650
Other irrevocable credit commitments	485,991	327,297
Total loan commitment	9,218,413	9,324,947
Total	11,811,021	11,693,233

Schedule of held securities

The Bank holds securities in the normal course of its business as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Third party operations
Collections	90,966	99,784
Transferred financial assets managed by the Bank	21,507	26,262
Assets from third parties managed by the Bank and its affiliates	1,592,845	1,630,431
Subtotal	1,705,318	1,756,477
Custody of securities
Securities held in custody	9,731,894	11,160,488
Securities held in custody deposited in other entity	1,206,541	861,405
Issued securities held in custody	21,636,819	12,335,871
Subtotal	32,575,254	24,357,764
Total	34,280,572	26,114,241